PRIVATE PLACEMENT (Details) - USD ($)		12 Months Ended
	Aug. 18, 2020	Dec. 31, 2021	Dec. 31, 2020
Sale of Stock, Private Placement [Abstract]
Aggregate purchase price		$ 0	$ 6,500,000
Private Placement [Member] | Private Placement Warrants [Member]
Sale of Stock, Private Placement [Abstract]
Number of warrants to purchase shares issued	650,000	650,000
Price of warrants	$ 10.00	$ 10.00
Aggregate purchase price	$ 6,500,000	$ 6,500,000
Number of warrants in a unit		0.50
Number of shares per warrant		1
Warrants exercise price		$ 11.50